Net results of financial transactions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net results of financial transactions
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	kr (5)	kr 2	kr (9)
Total net results of financial -transactions	(40)	21	69
Fair-value hedges
Net results of financial transactions
Net results of the hedging instrument	1,818	6,808	(7,976)
Net results of the hedged item	(1,853)	(6,831)	8,064
Designated upon initial recognition (FVO)
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	(197)	(2,024)	2,004
Mandatorily measured at fair value
Net results of financial transactions
Financial assets or liabilities at fair value through profit or loss	192	2,057	(2,023)
Financial assets at amortized cost
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 5	kr 9	kr 9